Financial Instruments - Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Current indebtedness		$ 579
Long-term indebtedness	$ 3,772	2,676
Total debt	3,772	3,255
Swaps	(100)	62
Total debt after swaps	3,672	3,317
Remove fair value adjustments for hedges	1
Total debt after currency hedging arrangements	3,673	3,317
Remove transaction costs and discounts included in the carrying value of debt	38	36
Add: Lease liabilities (current and non-current)	306	322
Less: cash and cash equivalents	(1,787)	(825)
Net debt	$ 2,230	$ 2,850